INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Repurchases and resale agreements (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	$ 2,691,935	$ 54,635
Net balance presented in the statement of financial position	2,691,935	54,635
Financial instruments as collateral	(2,691,935)	(54,635)
Securities purchased under resale agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	2,880,987	817,960
Net balance presented in the statement of financial position	2,880,987	817,960
Financial instruments as collateral	(2,880,987)	(817,960)
Securities sold under repurchase agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	(189,052)	(763,325)
Net balance presented in the statement of financial position	(189,052)	(763,325)
Financial instruments as collateral	$ 189,052	$ 763,325